Goodwill (Details) - Schedule of goodwill ¥ in Thousands	12 Months Ended
	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)
Schedule of goodwill [Abstract]
Goodwill, Beginning Balance	¥ 1,481,401		¥ 815,052
Goodwill acquired			702,596
Disposal of subsidiaries	(404,841)		(36,247)
Impairment charges	(1,076,560)
Goodwill, Ending Balance			¥ 1,481,401